Property and Equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 5 – Property and Equipment, net

	December 31	December 31
	2024	2023
	US Dollars (In thousands)
Computers and electronics’ equipment	45	45
Laboratory equipment	19	19
Furniture and equipment	10	10
Leasehold improvement	19	19

	93	93

Less – accumulated depreciation	(58)	(37)

	35	56

Annual depreciation expenses	21	17

IR-Med, Inc.

Notes to the Consolidated Financial Statements